13. Business Combinations (Details 2) - Almacenes Exito S.A. [member] R$ in Millions	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about business combination [line items]
Total consideration transferred - 96.57%	R$ 9,371
Fair value of the Company - 100%	9,706
Non-controlling interest at fair value	R$ 335